Note 19 - Fair Value of Financial Instruments and Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2015
Note 19 - Fair Value of Financial Instruments and Fair Value Measurements (Tables) [Line Items]
Fair Value, by Balance Sheet Grouping [Table Text Block]
	Carrying	Estimated	Level
2015	Amount	Fair Value	1	2	3
	(in Thousands)
Assets
Cash and Short-Term Investments	$60,872	$60,872	$60,872	$-	$-
Investment Securities Available for Sale	296,149	296,149	-	295,219	930
Federal Home Loan Bank Stock	2,731	2,731	2,731	-	-
Loans, Net	749,675	750,412	-	741,867	8,545
Bank-Owned Life Insurance	14,830	14,830	14,830	-	-

Liabilities
Deposits	1,011,554	1,013,111	611,822	401,289	-
Subordinated Debentures	24,229	24,229	-	24,229	-
Other Borrowed Money	40,000	40,421	-	40,421	-

2014

Assets
Cash and Short-Term Investments	$65,811	$65,811	$65,811	$-	$-
Investment Securities Available for Sale	274,595	274,595	-	273,647	948
Investment Securities Held to Maturity	30	30	-	30	-
Federal Home Loan Bank Stock	2,831	2,831	2,831	-	-
Loans, Net	736,930	738,948	-	731,170	7,778
Bank-Owned Life Insurance	14,531	14,531	14,531	-	-

Liabilities
Deposits	979,303	980,874	551,057	429,817	-
Subordinated Debentures	24,229	24,229	-	24,229	-
Other Borrowed Money	40,000	41,962	-	41,962	-

Fair Value Measurements, Recurring and Nonrecurring [Table Text Block]
		Fair Value Measurements at Reporting Date Using
2015	Total Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Recurring
Securities Available for Sale
U.S. Government Agencies
Mortgage-Backed	$291,049,853	$-	$291,049,853	$-
State, County and Municipal	5,099,446	-	4,169,135	930,311

	$296,149,299	$-	$295,218,988	$930,311
Nonrecurring
Impaired Loans	$8,544,993	$-	$-	$8,544,993

Other Real Estate	$2,535,884	$-	$-	$2,535,884

2014

Recurring
Securities Available for Sale
U.S. Government Agencies
Mortgage-Backed	$271,063,669	$-	$271,063,669	$-
State, County and Municipal	3,530,917	-	2,582,527	948,390

	$274,594,586	$-	$273,646,196	$948,390
Nonrecurring
Impaired Loans	$7,778,279	$-	$-	$7,778,279

Other Real Estate	$6,128,365	$-	$-	$6,128,365

Fair Value Inputs, Assets, Quantitative Information [Table Text Block]
	December 31, 2015	Valuation Techniques	Unobservable Inputs	Range (Weighted Avg)

Commercial	$ 28,390	Sales Comparison	Adjustment for Differences Between the Comparable Sales	(31.77)% - 34.00%
				(1.12%)

			Management Adjustments for Age of Appraisals and/or Current Market Conditions	0.00% - 10.00%
				(5.00%)

		Income Approach	Capitalization Rate	11.00%

Real Estate
Commercial Construction	51,300	Sales Comparison	Adjustment for Differences Between the Comparable Sales	(5.00)% - 99.00%
				(47.00%)

			Management Adjustments for Age of Appraisals and/or Current Market Conditions	0.00% - 10.00%
				(5.00%)

Residential Real Estate	767,179	Sales Comparison	Adjustment for Differences Between the Comparable Sales	(22.00)% - 10.80%
				(5.60)%

			Management Adjustments for Age of Appraisals and/or Current Market Conditions	0.00% - 25.00%
				(12.50%)

Commercial Real Estate	7,347,541	Sales Comparison	Adjustment for Differences Between the Comparable Sales	(31.77)% - 34.00%
				(1.12%)

			Management Adjustments for Age of Appraisals and/or Current Market Conditions	0.00% - 10.00%
				(5.00%)

		Income Approach	Capitalization Rate	10.25%

Farmland	350,583	Sales Comparison	Adjustment for Differences Between the Comparable Sales	(27.00)% - 15.00%
				(6.00)%

			Management Adjustments for Age of Appraisals and/or Current Market Conditions	10.00% - 75.00%
				(42.50%)

Other Real Estate Owned	2,535,884	Sales Comparison	Adjustment for Differences Between the Comparable Sales	(50.80)% - 142.90%
				(46.05%)

			Management Adjustments for Age of Appraisals and/or Current Market Conditions	15.53% - 72.75%
				(43.37%)

		Income Approach	Discount Rate	12.50%
	December 31, 2014	Valuation Techniques	Unobservable Inputs	Range (Weighted Avg)

Impaired Loans
Commercial Construction	$ 82,422	Sales Comparison	Adjustment for Differences Between the Comparable Sales	(22.00)% - 38.10%
				(8.05%)

			Management Adjustments for Age of Appraisals and/or Current Market Conditions	0.00% - 10.00%
				(5.00%)

Residential Real Estate	1,650,474	Sales Comparison	Adjustment for Differences Between the Comparable Sales	(2.30)% - 191.70%
				(94.70%)

			Management Adjustments for Age of Appraisals and/or Current Market Conditions	0.00% - 10.00%
				(5.00%)

		Income Approach	Capitalization Rate	13.75%

Commercial Real Estate	5,678,297	Sales Comparison	Adjustment for Differences Between the Comparable Sales	0.00% - 0.00%
				(0.00%)

			Management Adjustments for Age of Appraisals and/or Current Market Conditions	0.00% - 90.00%
				(45.00%)

		Income Approach	Capitalization Rate	11.00%

Farmland	367,086	Sales Comparison	Adjustment for Differences Between the Comparable Sales	(8.30)% - 252.50%
				(122.10%)

			Management Adjustments for Age of Appraisals and/or Current Market Conditions	10.00% - 50.00%
				(30.00%)

Other Real Estate Owned	6,128,365	Sales Comparison	Adjustment for Differences Between the Comparable Sales	(40.00)% - 45.00%
				(2.50%)

			Management Adjustments for Age of Appraisals and/or Current Market Conditions	0.33% - 69.36%
				(31.88%)

		Income Approach	Discount Rate	9.00%

			Capitalization Rate	10.00%

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
	Available for Sale Securities
	2015	2014	2013

Balance, Beginning	$948,390	$941,265	$1,138,238

Transfers into Level 3	-	-	-
Transfers out of Level 3	-	-	(41,908)
Securities Purchased During the Year	-	-	-
Securities Called During the Year	-	-	-
Loss on OTTI Impairment Included in Noninterest Income	-	-	(366,623)

Unrealized Gains(Losses) Included in Other Comprehensive Income	(18,079)	7,125	211,558

Balance, Ending	$930,311	$948,390	$941,265

Fair Value, Inputs, Level 3 [Member]
Note 19 - Fair Value of Financial Instruments and Fair Value Measurements (Tables) [Line Items]
Fair Value Inputs, Assets, Quantitative Information [Table Text Block]
December 31, 2015	Fair Value	Valuation Techniques	Unobservable Inputs	Range (Weighted Avg)

State, County and Municipal	$930,311	Discounted Cash Flow	Discount Rate or Yield	N/A*

December 31, 2014

State, County and Municipal	$948,390	Discounted Cash Flow	Discount Rate or Yield	N/A*